Share Capital and Reserve - Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Option Incentive Plan [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	1,010,489	1,967,557
Warrants [member]
Earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share	3,000,000	6,412,664